Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business					Global Markets Business Group	Other	Total
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)
	(in billions)
Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥1,148.5	¥1,289.8	¥171.5	¥3,710.0	¥664.3	¥(9.8)	¥4,364.5
BTMU and MUTB:	577.5	946.2	478.2	71.0	1,944.7	497.7	39.7	2,482.1
Net interest income	374.9	404.9	233.9	—	958.2	278.2	172.2	1,408.6
Net fees	190.7	393.3	190.6	71.0	811.5	(34.8)	(78.8)	697.9
Other	11.9	148.0	53.7	—	175.0	254.3	(53.7)	375.6
Other than BTMU and MUTB(2)	721.9	202.3	811.6	100.5	1,765.3	166.6	(49.5)	1,882.4
Operating expenses	958.8	599.9	793.7	103.2	2,310.2	206.0	184.9	2,701.1

Operating profit (loss)	¥340.6	¥548.6	¥496.1	¥68.3	¥1,399.8	¥458.3	¥(194.7)	¥1,663.4

Fiscal year ended March 31, 2016:
Net revenue:	¥1,259.2	¥1,090.1	¥1,273.1	¥172.2	¥3,615.7	¥636.1	¥(5.6)	¥4,246.2
BTMU and MUTB:	534.9	872.3	446.9	74.3	1,825.5	453.6	116.9	2,396.0
Net interest income	355.7	366.7	207.9	—	884.8	248.3	193.4	1,326.5
Net fees	171.8	387.8	187.1	74.3	791.2	(23.9)	(73.6)	693.7
Other	7.4	117.8	51.9	—	149.5	229.2	(2.9)	375.8
Other than BTMU and MUTB(2)	724.3	217.8	826.2	97.9	1,790.2	182.5	(122.5)	1,850.2
Operating expenses	972.6	603.8	815.1	102.0	2,340.6	208.6	146.0	2,695.2

Operating profit (loss)	¥286.6	¥486.3	¥458.0	¥70.2	¥1,275.1	¥427.5	¥(151.6)	¥1,551.0

Fiscal year ended March 31, 2017:
Net revenue:	¥1,198.3	¥1,041.6	¥1,303.7	¥173.1	¥3,539.0	¥582.0	¥(9.1)	¥4,111.9
BTMU and MUTB:	485.9	834.7	444.6	73.0	1,731.3	387.5	71.7	2,190.5
Net interest income	335.3	343.0	213.3	—	844.0	228.0	149.8	1,221.8
Net fees	144.4	402.8	185.1	73.0	775.9	(8.6)	(78.7)	688.6
Other	6.2	88.9	46.2	—	111.4	168.1	0.6	280.1
Other than BTMU and MUTB(2)	712.4	206.9	859.1	100.1	1,807.7	194.5	(80.8)	1,921.4
Operating expenses	973.0	598.4	821.2	112.2	2,348.2	212.9	155.0	2,716.1

Operating profit (loss)	¥225.3	¥443.2	¥482.5	¥60.9	¥1,190.8	¥369.1	¥(164.1)	¥1,395.8

Notes:

(1)	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥199.2 billion, ¥145.4 billion, and ¥53.8 billion for the fiscal year ended March 31, 2015, ¥178.9 billion, ¥152.9 billion, and ¥26.0 billion for the fiscal year ended March 31, 2016, and ¥177.7 billion, ¥156.6 billion, and ¥21.1 billion for the fiscal year ended March 31, 2017, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	2015	2016	2017
	(in billions)
Operating profit:	¥1,663	¥1,551	¥1,396
Provision for credit losses	(87)	(232)	(254)
Trading account profits (losses)—net	636	(6)	(880)
Equity investment securities gains—net	90	105	181
Debt investment securities gains (losses)—net	(45)	(19)	48
Foreign exchange gains (losses)—net	(117)	129	(110)
Equity in earnings of equity method investees—net	173	177	198
Impairment of goodwill	(3)	(334)	(7)
Impairment of intangible assets	(1)	(118)	(6)
Provision for off-balance sheet credit instruments	(1)	—	(107)
Other—net	(45)	(90)	(186)

Income before income tax expense	¥2,263	¥1,163	¥273